Aggregate Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Aggregate Amortization Expense	$ 782	$ 1,012	$ 4,461